CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2023
CONTRACT LIABILITIES
CONTRACT LIABILITIES

NOTE 12 – CONTRACT LIABILITIES

Contract liabilities consist of the following:

	December 31,	December 31,
	2023	2022

Contract liabilities - tailored job readiness training services	$212,473	$251,368
Total	$212,473	$251,368

Contract liabilities primarily consists of $0.21 million in tailored job readiness training service fees received from education institutions for which the Company’s revenue recognition criteria have not been met. The Company’s remaining performance obligations represents the amount of the transaction price for which service has not been performed. The training service fees will be recognized as revenue once the criteria for revenue recognition are met. The Company expects to recognize revenue of $0.21 million arising from contract liabilities as of December 31, 2023, for the financial year ending December 31, 2024.

Revenue from tailored job readiness training services recognized during the year ended December 31, 2023 that was included in the contract liabilities as of December 31, 2022 amounted to $0.25 million.